Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [line items]
Accounting Policies
Accounting policies

General information
The Consolidated Financial Statements of InterContinental Hotels Group PLC (the ‘Group’ or ‘IHG’) for the year ended 31 December 2023 were authorised for issue in accordance with a resolution of the Directors on 19 February 2024. InterContinental Hotels Group PLC (the ‘Company’) is incorporated and registered in England and Wales.
Basis of preparation
The Consolidated Financial Statements of IHG have been prepared on a going concern basis (see below) and under the historical cost convention, except for assets and liabilities measured at fair value under relevant accounting standards. The Consolidated Financial Statements have been prepared in accordance with
UK-adopted
international accounting standards and with applicable law and regulations, including the Companies Act 2006, and with International Financial Reporting Standards (‘IFRSs’) as issued by the International Accounting Standards Board (‘IASB’).
UK-adopted
international accounting standards differ in certain respects from IFRSs as issued by the IASB. However, the differences have no impact on the Consolidated Financial Statements for the years presented.
Going concern
A period of 18 months has been used, from 1 January 2024 to
30 June 2025, to complete the going concern assessment.
In adopting the going concern basis for preparing the Group financial statements, the Directors have considered a ‘Base Case’ scenario, as prepared by management, which assumes continued growth in RevPAR in 2024 and 2025 in line with market expectations. The assumptions applied in the Base Case scenario are consistent with those used for Group planning purposes, for impairment testing (impairment tests adjusted for factors specific to individual properties or portfolios) and for assessing recoverability of deferred tax assets.
The Directors have also reviewed a ‘Severe Downside Case’ which is based on a severe but plausible scenario equivalent to the market conditions experienced through the 2008/09 global financial crisis. This assumes that the performance during 2024 starts to worsen and then RevPAR decreases significantly by 17% in 2025.
A large number of the Group’s principal risks would result in an impact on RevPAR, which is one of the sensitivities assessed against the headroom available in the Base Case and Severe Downside Case scenarios. Climate risks are not considered to have a significant impact over the
18-month
period of assessment. Other principal risks that could result in a large one-off
incident that has a material impact on cash flow have also been considered, for example a cybersecurity event.
A
one-year
extension to the Group’s revolving credit facility of $1,350m was exercised in 2023 and the facility now matures in 2028. The Group’s key covenant requires net debt:EBITDA below 4.0x. See note 24 for additional information. In November 2023 the Group issued a six-year
€
600m bond. The only debt maturity in the period under consideration is the
€
500m October 2024 bond which is assumed to be repaid with cash on maturity.
Under the Base Case and Severe Downside Case, bank covenants are not breached and there is significant headroom to the covenants to absorb multiple additional risks and uncertainties. Additional funding is not required in the period under consideration. The Directors also reviewed a number of actions that could be taken if required to reduce discretionary spend, creating substantial additional headroom to the covenants.
The Directors reviewed a reverse stress test scenario to determine what decrease in RevPAR would create a breach of the covenants. The Directors concluded that it was very unlikely that a single risk or combination of the risks considered could create the sustained RevPAR impact required, except for a significant global event.
The leverage and interest cover covenant tests up to 30 June 2025 (the last day of the assessment period) have been considered as part of the Base Case and Severe Downside Case scenarios. Neither of these scenarios indicate that a covenant amendment would be required but, in the event that it was, the Directors believe it is reasonable to expect that such an amendment could be obtained based on experience of negotiating the waivers and amendments in 2020, however the going concern conclusion is not dependent on this expectation. The Group also has alternative options to manage this risk including raising additional funding in the capital markets.
Having reviewed these scenarios, the Directors have a reasonable expectation that the Group has sufficient resources to continue operating until at least 30 June 2025. Accordingly, they continue to adopt the going concern basis in preparing the financial statements.
Presentational currency
The Consolidated Financial Statements are presented in millions of US dollars reflecting the profile of the Group’s revenue and operating profit which are primarily generated in US dollars or US dollar-linked currencies.
In the Consolidated Financial Statements, equity share capital, the capital redemption reserve and shares held by employee share trusts are translated into US dollars at the relevant rate of exchange on the last day of the period; the resultant exchange differences are recorded in other reserves.
The functional currency of the Company is sterling since this is a non-trading
holding company located in the United Kingdom that has sterling denominated share capital and whose primary activity is the payment and receipt of sterling dividends and of interest on sterling denominated external borrowings and intercompany balances.
Critical accounting policies and the use of judgements, estimates and assumptions
In determining and applying the Group’s accounting policies, management are required to make judgements, estimates and assumptions. An accounting policy is considered to be critical if its selection or application could materially affect the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements, or the reported amounts of revenues and expenses during the reporting period, or could do so within the next financial year.
Judgements
System Fund
The Group operates a System Fund (the ‘Fund’) to collect and administer cash assessments from hotel owners for specified purposes of use including marketing, reservations and the Group’s loyalty programme, IHG One Rewards. Assessments are generally levied as a percentage of hotel revenues.
The Fund is not managed to generate a surplus or deficit for IHG over the longer term, but is managed for the benefit of the IHG System with the objective of driving revenues for the hotels in the System.
In relation to marketing and reservation services, the Group’s performance obligation under IFRS 15 ‘Revenue from Contracts with Customers’ is determined to be the continuous performance of the services rather than the spending of the assessments received. Accordingly, assessment fees are recognised as hotel revenues occur, Fund expenses are charged to the Group income statement as incurred and no constructive obligation is deemed to exist under IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’. Accordingly, no liability is recognised relating to the balance of unspent funds.
No other critical judgements have been made in applying the Group’s accounting policies.
Estimates
Management consider that significant estimates and assumptions are used as described below. Estimates and assumptions are evaluated by management using historical experience and other factors believed to be reasonable based on current circumstances.
Loyalty

programme
The loyalty programme, IHG One Rewards, enables members to earn points during each qualifying stay at an IHG branded hotel and through other partnerships and programmes. Members are able to consume those points at a later date for free or reduced accommodation or other benefits. Points revenue includes hotel assessments, revenue from third-party partners and proceeds from points purchased directly by members.
The Group recognises deferred revenue in an amount that reflects IHG’s unsatisfied performance obligations, valued at the stand-alone selling price of the future benefit to the member. The amount of revenue recognised and deferred is impacted by ‘breakage’ (points that will never be consumed). On an annual basis the Group engages an external actuary who uses statistical formulae to assist in the estimate of breakage.
Significant estimation uncertainty exists in projecting members’ future consumption activity. In 2022 and 2021, the breakage estimate was formed using pre
-
C
ovid-19
behaviour patterns as a base, but giving some weight to activity since 2020 and incorporating the impact of 2022 programme changes. In 2023, the breakage estimate has been formed without any equivalent adjustment, reflecting normalising patterns of redemption behaviour. If future member behaviour deviates significantly from expectations, breakage estimates could increase or decrease. At 31 December 2023, deferred revenue relating to the loyalty programme was $1,529m (2022: $1,411m, 2021: $1,292m). Based on the conditions existing at the balance sheet date, a one percentage point decrease/increase in the breakage estimate relating to earned points would increase/ reduce this liability by $75m.
Actuarial gains and losses would correspondingly adjust the amount of System Fund and reimbursable revenues recognised and deferred revenue in the Group statement of financial position.